Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues	$ 3,743,330	[1]	$ 3,431,712	[1]	$ 2,977,759
Cost of sales	2,844,077		2,617,317		2,249,465
Gross profit	899,253		814,395		728,294
Selling, general and administrative expenses	628,044		589,487		529,244
Operating income	271,209		224,908		199,050
Interest expense, net	5,830		4,665		4,458
Income before income taxes	265,379		220,243		194,592
Income taxes	77,660		62,642		56,850
Net income	187,719		157,601		137,742
Less: net income attributable to noncontrolling interest	59,996		54,267		47,292
Net income attributable to Watsco, Inc.	$ 127,723		$ 103,334		$ 90,450
Earnings per share for Common and Class B common stock:
Basic	$ 3.69	[2]	$ 2.70	[2],[3]	$ 2.75
Diluted	$ 3.68	[2]	$ 2.70	[2],[3]	$ 2.74

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[3]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.